Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies
Schedule of future minimum payments under non-cancelable operating lease agreements
Year ending December 31:
2016	$7,583
2017	7,170
2018	5,473
2019	2,585
2020	1,301
2021 ‑ 2026	1,732
Total minimum lease payments	$25,844

Schedule of changes in the carrying amount of AROs
	Year ended December 31,
	2015	2014
Balance beginning of period	$2,055	$1,770
Additional ARO Liability	207	154
Accretion expense	153	131
Balance at end of period	$2,415	$2,055